UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22518

Nuveen Short Duration Credit Opportunities Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	7/31
Date of reporting period:	4/30/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)

Nuveen Short Duration Credit Opportunities Fund (JSD)
April 30, 2013

Principal
Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value
	Variable Rate Senior Loan Interests – 127.2% (86.4% of Total Investments) (4)
	Aerospace & Defense – 1.0% (0.7% of Total Investments)
$810	Beechcraft Holdings LLC, Exit Term Loan B	5.750%	2/15/20	BB-	$811,885
1,247	Sequa Corporation, Term Loan B	5.250%	6/19/17	B1	1,267,657
2,057	Total Aerospace & Defense				2,079,542
	Airlines – 3.1% (2.1% of Total Investments)
3,192	Delta Air Lines Inc., Term Loan B1	4.250%	10/24/18	Ba2	3,231,402
998	Delta Air Lines Inc., Term Loan B2	5.250%	4/24/16	Ba2	1,007,475
1,965	Delta Air Lines, Inc., Term Loan B	4.250%	2/15/17	BB-	1,995,294
6,155	Total Airlines				6,234,171
	Auto Components – 1.1% (0.7% of Total Investments)
988	Allison Transmission, Inc., Term Loan B3	4.250%	8/23/19	BB-	1,003,579
1,000	FleetPride Corporation, Term Loan, Second Lien	9.250%	5/01/20	CCC+	992,500
170	Schaeffler AG, Term Loan C	4.250%	1/07/17	Ba3	172,677
2,158	Total Auto Components				2,168,756
	Biotechnology – 1.4% (1.0% of Total Investments)
2,788	Onex Carestream Finance LP, Term Loan	5.000%	2/25/17	BB-	2,813,501
	Capital Markets – 2.2% (1.5% of Total Investments)
850	American Capital, LTD., Senior Secured Term Loan	5.500%	8/15/16	B+	864,344
3,437	Walter Investment Management Corporation, Tranche B, Term Loan	5.750%	11/28/17	B+	3,500,197
4,287	Total Capital Markets				4,364,541
	Chemicals – 0.6% (0.4% of Total Investments)
1,188	Ineos US Finance LLC, Term Loan B	6.500%	5/04/18	B+	1,205,078
	Commercial Services & Supplies – 4.5% (3.0% of Total Investments)
2,500	Aramark Corporation, Term Loan, Tranche D	4.000%	2/20/20	BB-	2,536,448
193	Brand Energy & Infrastructure Services, Inc., Canadian Tranche 1, Term Loan	6.250%	10/23/18	B	195,710
500	Brand Energy & Infrastructure Services, Inc., Term Loan, Second Lien	11.000%	10/23/19	CCC+	512,500
802	Brand Energy & Infrastructure Services, Inc., Term Loan	6.250%	10/23/18	B	815,459
757	CCS Income Trust, Term Loan, First Lien	6.250%	5/12/18	B2	769,436
998	Ceridian Corporation, Extended Term Loan	5.949%	5/09/17	B1	1,016,395
2,654	Harland Clarke Holdings Corporation, Term Loan B3, WI/DD	TBD	TBD	B+	2,650,904
495	Houghton Mifflin, Term Loan	7.250%	5/22/18	N/R	499,022
8,899	Total Commercial Services & Supplies				8,995,874
	Communications Equipment – 4.6% (3.1% of Total Investments)
1,496	Alcatel-Lucent, Term Loan C	7.250%	1/29/19	BB-	1,536,462
2,000	Arris Group, Term Loan B	3.500%	4/17/20	BB-	2,006,562
1,000	CompuCom Systems, Inc., Term Loan, Second Lien	10.250%	10/04/19	B-	1,022,500
1,166	Telesat Canada Inc., Term Loan B	3.500%	3/28/19	Ba2	1,179,862
3,474	Zayo Group LLC, Term Loan B	4.500%	7/02/19	B1	3,518,801
9,136	Total Communications Equipment				9,264,187
	Computers & Peripherals – 0.4% (0.3% of Total Investments)
798	SunGard Data Systems, Inc., Term Loan D	4.500%	1/31/20	BB	810,339
	Consumer Finance – 2.0% (1.4% of Total Investments)
727	Jackson Hewitt Tax Service, Inc., Term Loan	10.000%	10/16/17	N/R	719,297
1,730	Royalty Pharma Finance Trust, Incremental Term Loan	4.000%	11/09/18	Baa2	1,746,526
1,619	Springleaf Financial Funding Company, Term Loan	5.500%	5/10/17	B	1,627,805
4,076	Total Consumer Finance				4,093,628
	Containers & Packaging – 0.6% (0.4% of Total Investments)
1,140	Reynolds Group Holdings, Inc., Term Loan	4.750%	9/28/18	B+	1,161,217
	Distributors – 1.5% (1.0% of Total Investments)
2,978	HD Supply, Inc., Term Loan B	4.500%	10/12/17	B+	3,019,837
	Diversified Consumer Services – 2.7% (1.9% of Total Investments)
2,066	Cengage Learning Acquisitions, Inc., Term Loan	2.700%	7/03/14	CCC	1,617,710
1,898	Brickman Group Holdings, Inc., Tranche B1, Term Loan	5.500%	10/14/16	B+	1,922,175
1,948	Laureate Education, Inc., Extended Term Loan	5.250%	6/15/18	B1	1,966,275
5,912	Total Diversified Consumer Services				5,506,160
	Diversified Financial Services – 3.9% (2.6% of Total Investments)
2,456	Citco III Limited, Term Loan B	4.250%	6/29/18	N/R	2,465,474
1,500	Ocwen Financial Corporation, Term Loan B	5.000%	1/23/18	B1	1,527,188
3,741	WideOpenWest Finance LLC, Term Loan B	4.750%	4/01/19	B1	3,797,651
7,697	Total Diversified Financial Services				7,790,313
	Electrical Equipment – 0.5% (0.3% of Total Investments)
1,000	Sensus Metering Systems, Inc., Term Loan, Second Lien	8.500%	5/09/18	B-	1,010,000
	Electronic Equipment & Instruments – 0.7% (0.5% of Total Investments)
1,463	SMART Modular Technologies, Inc., Term Loan B	8.250%	8/26/17	B+	1,319,906
	Food & Staples Retailing – 1.5% (1.0% of Total Investments)
1,500	Albertson’s, Inc., Term Loan B	5.750%	3/21/16	BB-	1,520,742
1,463	Wilton Products, Inc., Tranche B, Term Loan	7.500%	8/30/18	B1	1,482,609
2,963	Total Food & Staples Retailing				3,003,351
	Food Products – 5.4% (3.7% of Total Investments)
1,496	AdvancePierre Foods, Inc., Term Loan, First Lien	5.750%	7/10/17	B1	1,519,629
896	BJ’s Wholesale Club, Inc., Term Loan, First Lien	4.250%	9/26/19	B	904,710
1,000	Dole Food Company, Inc., Term Loan, WI/DD	TBD	TBD	Ba3	1,008,125
993	Ferrara Candy Company, Term Loan B	7.504%	6/18/18	B	1,013,591
4,300	H.J. Heinz Company, Term Loan B2, WI/DD	TBD	TBD	BB	4,344,479
1,000	Pinnacle Foods Finance LLC, Term Loan G	3.250%	4/29/20	BB-	1,006,246
1,000	Supervalu, Inc., New Term Loan	6.250%	3/13/19	B+	1,016,667
10,685	Total Food Products				10,813,447
	Health Care Equipment & Supplies – 4.3% (2.9% of Total Investments)
750	Bausch & Lomb, Inc., Term Loan, (5)	6.250%	5/31/18	B+	756,094
2,978	Bausch & Lomb, Inc., Term Loan B	4.000%	4/25/19	B+	3,017,750
1,303	Hologic, Inc., Term Loan B	4.500%	8/01/19	BBB-	1,321,843
3,555	Kinetic Concepts, Inc., Term Loan C1	5.500%	5/04/18	Ba2	3,623,947
8,586	Total Health Care Equipment & Supplies				8,719,634
	Health Care Providers & Services – 14.8% (10.0% of Total Investments)
3,000	Apria Healthcare Group, Inc., Term Loan, First Lien	6.750%	4/06/20	BB-	3,008,907
954	Ardent Medical Services, Inc., Term Loan, First Lien	6.750%	7/02/18	B+	970,734
184	Community Health Systems, Inc., Extended Term Loan	3.787%	1/25/17	BB	186,540
971	CRC Health Corporation, Term Loan B3	8.500%	11/16/15	B+	987,666
2,993	DaVita, Inc., New Term Loan B2	4.000%	11/01/19	Ba2	3,031,145
872	Genesis Healthcare LLC, Term Loan	10.002%	12/04/17	B+	870,155
1,360	Gentiva Health Services, Inc., Term Loan B	6.500%	8/17/16	B+	1,371,154
3,146	Golden Living, Term Loan	5.000%	5/04/18	B1	3,081,454
1,000	HCA, Inc., Tranche B2, Term Loan	3.534%	3/31/17	BB	1,004,104
1,167	Health Management Associates, Inc., Replacement Term Loan B	3.500%	11/16/18	BB-	1,179,792
998	Heartland Dental Care, Inc., Term Loan, First Lien	6.250%	12/21/18	Ba3	1,014,333
500	Heartland Dental Care, Inc., Term Loan, Second Lien	9.750%	6/20/19	CCC+	516,875
1,228	IASIS Healthcare LLC, Term Loan B2, First Lien	4.500%	5/03/18	Ba3	1,247,123
359	Kindred Healthcare, Term Loan	5.250%	6/01/18	Ba3	362,373
926	LHP Operations Co. LLC, Term Loan B	9.000%	7/03/18	B	950,650
1,888	LifeCare Holdings, Inc., Term Loan Add On, (6)	0.000%	2/01/16	N/R	1,765,686
164	LifeCare, Term Loan, (6)	0.000%	2/01/16	N/R	153,163
995	National Mentor Holdings, Inc., Term Loan B	6.500%	2/09/17	B+	1,009,850
1,965	Select Medical Corporation, Term Loan	5.500%	6/01/18	B+	1,989,551
496	Select Medical Corporation, Tranche B, Term Loan A	5.501%	6/01/18	BB-	502,453
2,481	Sheridan Holdings, Inc., Term Loan, First Lien	4.500%	2/13/18	B+	2,516,563
1,000	Sheridan Holdings, Inc., Term Loan, Second Lien	9.000%	7/01/19	B-	1,021,250
975	Skilled Healthcare Group, Inc., Term Loan	6.750%	4/09/16	B1	985,969
29,622	Total Health Care Providers & Services				29,727,490
	Hotels, Restaurants & Leisure – 5.6% (3.8% of Total Investments)
2,349	24 Hour Fitness Worldwide, Inc., Term Loan B	5.250%	4/22/16	Ba3	2,370,386
1,426	BLB Management Services, Inc., Term Loan	5.250%	9/22/18	BB-	1,449,692
2,400	CCM Merger, Inc. Term Loan	6.000%	3/01/17	B+	2,427,030
1,980	Landry’s Restaraunts, Inc., Term Loan B	4.750%	4/24/18	B+	2,010,938
998	MGM Resorts International, Term Loan B	4.250%	12/20/19	BB	1,014,471
2,000	Station Casino LLC, Term Loan B	5.000%	3/02/20	B1	2,029,166
11,153	Total Hotels, Restaurants & Leisure				11,301,683
	Household Durables – 1.5% (1.0% of Total Investments)
879	Spectrum Brands, Inc., Term Loan	4.500%	12/17/19	Ba3	894,166
2,000	Sun Products Corporation, Term Loan	5.500%	3/23/20	B1	2,022,500
2,879	Total Household Durables				2,916,666
	Industrial Conglomerates – 2.5% (1.7% of Total Investments)
2,000	DuPont Performance Coatings, Dollar Term Loan B	4.750%	1/17/20	B+	2,028,334
2,940	U.S. Foodservice, Inc., Term Loan, First Lien	5.750%	3/31/17	B2	2,974,912
4,940	Total Industrial Conglomerates				5,003,246
	Insurance – 2.5% (1.7% of Total Investments)
998	Alliant Holdings I LLC, Initial Term Loan B, First Lien	5.000%	12/20/19	B1	1,011,527
998	Cunningham Lindsey Group, Ltd., Term Loan, First Lien	5.000%	12/10/19	Ba3	1,017,450
1,995	USI Holdings Corporation, Term Loan B	5.250%	12/27/19	B1	2,023,263
975	Vantage Drilling Company, Term Loan B	6.250%	10/25/17	B-	985,359
4,966	Total Insurance				5,037,599
	Internet & Catalog Retail – 1.4% (0.9% of Total Investments)
2,743	EIG Investors Corp., Term Loan, First Lien	6.250%	11/09/19	B1	2,767,127
	Internet Software & Services – 4.8% (3.2% of Total Investments)
998	Ancestry.com, Inc., Initial Term Loan B	7.000%	12/28/18	B+	1,010,355
963	Sabre Inc., term Loan C	4.000%	2/19/18	B1	971,162
2,494	Sabre, Inc., Term Loan B	5.250%	2/19/19	B1	2,534,261
2,000	San Juan Cable LLC, Term Loan, Second Lien	10.000%	6/09/18	CCC+	2,060,000
2,968	SSI Investments II, Ltd., New Term Loan	5.000%	5/26/17	Ba3	3,027,309
9,423	Total Internet Software & Services				9,603,087
	IT Services – 3.1% (2.1% of Total Investments)
373	Booz Allen Hamilton, Inc., Term Loan B	4.500%	7/31/19	BB	378,629
1,500	EIG Investors Corp., Term Loan, Second Lien	10.250%	5/09/20	CCC+	1,507,500
933	SRA International, Term Loan	6.500%	7/20/18	B1	935,865
1,000	SunGard Data Systems, Inc., Term Loan E	4.000%	3/07/20	BB	1,014,063
2,416	VFH Parent LLC, Term Loan B	5.805%	7/08/16	Ba2	2,447,517
6,222	Total IT Services				6,283,574
	Leisure Equipment & Products – 2.3% (1.5% of Total Investments)
3,000	Bombardier Recreational Products, Inc., Term Loan B	5.000%	1/30/19	B+	3,035,625
1,500	Equinox Holdings, Inc., Term Loan, First Lien	4.500%	1/31/20	B1	1,518,750
4,500	Total Leisure Equipment & Products				4,554,375
	Machinery – 0.3% (0.2% of Total Investments)
664	Rexnord Corporation, Inc., Term Loan B Refinancing	4.500%	4/01/18	BB	671,178
	Media – 6.4% (4.4% of Total Investments)
410	Atlantic Broadband Finance LLC, Term Loan B	4.500%	9/20/19	BB	416,671
581	Cengage Learning Acquisitions, Inc., Tranche B, Extended Term Loan	5.700%	7/04/17	CCC	435,124
990	Charter Communications Operating Holdings LLC, Term Loan F, WI/DD	TBD	TBD	Baa3	991,032
945	Cumulus Media, Inc., Term Loan B, First Lien	4.500%	9/18/18	Ba2	962,965
968	Cumulus Media, Inc., Term Loan, Second Lien	7.500%	9/16/19	B3	1,009,181
1,000	Internet Brands, Inc., Term Loan B	6.250%	3/13/19	B+	1,006,875
1,500	McGraw-Hill Education Holdings LLC, Term Loan	9.000%	3/22/19	B2	1,497,750
982	Radio One, Inc., Term Loan B, First Lien	7.500%	2/14/17	B+	1,009,249
1,995	Tribune Company, Exit Term Loan B	4.000%	12/17/19	BB+	2,021,923
2,571	UPC Broadband Holding BV, Term Loan AF	4.000%	1/31/21	BB-	2,600,358
1,000	UPC Broadband Holding BV, Term Loan AH, WI/DD	TBD	TBD	BB-	999,063
12,942	Total Media				12,950,191
	Metals & Mining – 0.3% (0.2% of Total Investments)
573	FMG Resources, Ltd., Term Loan B	5.250%	10/18/17	BB+	582,937
	Multiline Retail – 0.3% (0.2% of Total Investments)
561	99 Cents Only Stores, Term Loan B1	5.250%	1/11/19	B+	569,392
	Oil, Gas & Consumable Fuels – 5.1% (3.5% of Total Investments)
1,231	Buffalo Gulf Coast Terminals, Term Loan B	5.250%	10/31/17	BB+	1,255,939
705	Crestwood Holdings, Inc., Term Loan B	9.750%	3/26/18	CCC+	720,103
1,000	El Paso Corporation, Tranche B1, Term Loan	5.000%	5/24/18	Ba3	1,010,536
728	Frac Tech International LLC, Term Loan	8.500%	5/06/16	B+	719,409
2,111	Gibson Energy ULC, Term Loan B	4.750%	5/18/18	BB-	2,145,321
1,000	Plains Exploration and Production Company, Term Loan	4.000%	11/30/19	Ba1	1,004,000
1,000	Rice Drilling B LLC Second Lien Term Loan, WI/DD	TBD	TBD	N/R	1,006,250
833	Samson Investment Company, Initial Term Loan, Second Lien	6.000%	9/25/18	B1	844,271
1,000	Saxon Energy Services, Inc., Term Loan	5.500%	2/13/19	Ba3	1,011,000
500	Vantage Drilling Company, Term Loan B	5.750%	3/28/19	B-	507,500
10,108	Total Oil, Gas, & Consumable Fuels				10,224,329
	Pharmaceuticals – 6.8% (4.6% of Total Investments)
1,941	ConvaTec Healthcare, Incremental Term Loan B	5.000%	12/22/16	Ba3	1,978,462
865	Generic Drug Holdings, Inc., Term Loan B	5.000%	10/29/19	B+	874,410
2,960	Pharmaceutical Product Development, Inc., Term Loan B, First Lien	4.250%	12/01/18	Ba3	3,007,587
1,939	Quintiles Transnational Corp., Term Loan B2	4.500%	6/08/18	BB-	1,966,414
998	Therakos, Inc., Term Loan, First Lien	7.500%	12/27/17	B	991,266
2,238	Valeant Pharmaceuticals International, Inc., Series D, Term Loan	3.500%	2/19/19	BBB-	2,267,799
268	Warner Chilcott Company LLC, Term Loan B1 Additional	4.250%	3/15/18	BBB-	272,063
615	Warner Chilcott Corporation, Term Loan B1	4.250%	3/15/18	BBB-	624,990
218	Warner Chilcott Corporation, Term Loan B2	4.250%	3/15/18	BBB-	221,465
485	Warner Chilcott Corporation, Term Loan B3	4.250%	3/15/18	BBB-	492,500
792	Warner Chilcott Corporation, Term Loan B4	3.243%	8/15/17	BBB-	800,078
158	Warner Chilcott Corporation, Term Loan B5	3.243%	8/20/17	BBB-	160,016
13,477	Total Pharmaceuticals				13,657,050
	Real Estate Investment Trust – 1.8% (1.2% of Total Investments)
1,500	Capital Automotive LP, Term Loan, Second Lien, WI/DD	TBD	TBD	N/R	1,552,500
25	iStar Financial, Inc., Term Loan, Tranche A1	5.250%	3/19/16	BB-	25,399
1,818	iStar Financial, Inc., Term Loan	4.500%	10/16/17	B+	1,839,395
119	Realogy Corporation, Synthetic Letter of Credit	4.475%	10/10/16	BB-	119,191
3,462	Total Real Estate Investment Trust				3,536,485
	Real Estate Management & Development – 1.9% (1.3% of Total Investments)
1,694	Capital Automotive LP, Term Loan, Tranche B1	4.250%	4/10/19	BB+	1,709,718
2,000	Realogy Corporation, Term Loan B	4.500%	3/01/20	BB-	2,027,250
3,694	Total Real Estate Management & Development				3,736,968
	Road & Rail – 0.8% (0.5% of Total Investments)
499	Avis Budget Car Rental LLC, Term Loan B	3.750%	3/04/19	Ba1	506,538
1,038	Swift Transportation Company, Inc., Term Loan B2	4.000%	12/01/17	BB	1,057,203
1,537	Total Road & Rail				1,563,741
	Semiconductors & Equipment – 1.9% (1.3% of Total Investments)
2,000	Freescale Semiconductor, Inc., Term Loan, Tranche B4	5.000%	2/13/20	B1	2,027,188
861	Microsemi Corporation, Term Loan, First Lien	3.750%	2/19/20	BB	871,928
998	NXP Semiconductor LLC, Incremental Term Loan C	4.750%	12/06/19	B+	1,023,268
3,859	Total Semiconductors & Equipment				3,922,384
	Software – 12.0% (8.2% of Total Investments)
2,339	Attachmate Corporation, Term Loan, First Lien	7.250%	11/22/17	BB-	2,374,231
904	Blackboard, Inc., Term Loan B2	6.250%	10/04/18	B+	923,505
872	Datatel Parent Corp, Term Loan B	4.500%	7/19/18	B+	885,313
2,993	Emdeon Business Services LLC, Term Loan B2	3.750%	11/09/18	BB-	3,027,000
983	Epicor Software Corporation,Term Loan, B1	4.500%	5/16/18	Ba3	999,732
995	Explorer Holdings, Inc., Term Loan	6.000%	5/02/18	B+	1,003,713
878	Greeneden U.S. Holdings II LLC, Term Loan B	4.000%	2/01/20	B+	886,773
3,474	Infor Enterprise Applications, Term Loan B	5.250%	4/05/18	Ba3	3,536,020
908	IPC Systems, Inc., Extended Term Loan, Tranche B1, First Lien	7.750%	7/31/17	B1	903,823
3,799	IPC Systems, Inc., Term Loan, Second Lien	5.448%	6/01/15	CCC	3,439,000
2,736	Misys PLC, Term Loan, First Lien	7.250%	12/12/18	Ba3	2,790,121
798	RedPrairie Corporation, Term Loan, First Lien	6.750%	12/21/18	B+	817,826
700	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Funded Term Loan B1	5.000%	6/07/19	BB	706,375
72	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Funded Term Loan B2	5.000%	6/07/19	BB	73,073
732	Vertafore, Inc., Term Loan, First Lien	4.250%	10/03/19	B+	739,151
1,000	Vertafore, Inc., Term Loan, Second Lien	9.750%	10/29/17	CCC+	1,030,000
24,183	Total Software				24,135,656
	Specialty Retail – 1.6% (1.1% of Total Investments)
1,823	Collective Brands, Inc., Term Loan B	7.250%	10/09/19	B	1,857,242
1,055	Jo-Ann Stores, Inc., Term Loan, First Lien	4.000%	2/05/18	B+	1,066,808
248	Lord & Taylor Holdings LLC, Term Loan	6.750%	1/11/19	BB	251,167
3,126	Total Specialty Retail				3,175,217
	Textiles, Apparel & Luxury Goods – 0.9% (0.7% of Total Investments)
1,250	Philips-Van Heusen Corporation, Term Loan B	3.250%	12/19/19	BBB-	1,262,656
640	Wolverine World Wide, Inc., Tranche B, Term Loan	4.000%	10/09/19	Ba2	648,302
1,890	Total Textiles, Apparel & Luxury Goods				1,910,958
	Trading Companies & Distributors – 0.4% (0.3% of Total Investments)
844	Wesco Distribution, Inc., Term Loan B	4.500%	12/04/19	Ba3	853,622
	Transportation Infrastructure – 0.4% (0.3% of Total Investments)
750	American Commercial Lines LLC, Term Loan, First Lien	7.500%	9/22/19	B-	758,437
	Wireless Telecommunication Services – 5.9% (4.0% of Total Investments)
5,215	Clear Channel Communications, Inc., Tranche B, Term Loan	3.848%	1/29/16	CCC+	4,792,405
2,000	Cricket Communications, Inc., Term Loan C	4.750%	3/08/20	Ba3	2,013,750
2,000	Fairpoint Communications, Inc., Term Loan B, WI/DD	TBD	TBD	B	1,969,642
1,000	Integra Telecom, Inc., Term Loan, First Lien	6.000%	2/22/19	B	1,018,750
286	LTS Buyer LLC, Term Loan B, First Lien	4.500%	4/13/20	B1	289,164
1,742	Presidio, Inc., New Term Loan	5.750%	3/31/17	Ba3	1,771,438
12,243	Total Wireless Telecommunication Services				11,855,149
$254,327	Total Variable Rate Senior Loan Interests (cost $250,364,597)				255,672,023

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Corporate Bonds – 16.9% (11.4% of Total Investments)
	Commercial Services & Supplies – 0.8% (0.5% of Total Investments)
$500	Ceridian Corporation	11.250%	11/15/15	CCC	$518,125
1,000	Harland Clarke Holdings	9.500%	5/15/15	B-	1,002,500
1,500	Total Commercial Services & Supplies				1,520,625
	Communications Equipment – 0.8% (0.5% of Total Investments)
1,500	Avaya Inc., 144A	9.000%	4/01/19	B1	1,530,000
	Diversified Consumer Services – 0.8% (0.6% of Total Investments)
1,650	NES Rental Holdings Inc., 144A	7.875%	5/01/18	CCC+	1,699,500
	Health Care Equipment & Supplies – 1.8% (1.2% of Total Investments)
2,700	Kinetic Concepts	10.500%	11/01/18	B	3,030,750
625	Rotech Healthcare Inc.	10.750%	10/15/15	D	628,125
3,325	Total Health Care Equipment & Supplies				3,658,875
	Health Care Providers & Services – 2.2% (1.5% of Total Investments)
2,000	HCA Inc.	8.500%	4/15/19	BB+	2,205,000
1,000	Vanguard Health Holding LLC/Inc.	8.000%	2/01/18	B-	1,082,500
1,000	Wolverine Healthcare Analytics, 144A	10.625%	6/01/20	CCC+	1,145,000
4,000	Total Health Care Providers & Services				4,432,500
	Hotels, Restaurants & Leisure – 0.5% (0.3% of Total Investments)
1,000	Harrah’s Operating Company, Inc.	11.250%	6/01/17	B	1,057,500
	Household Products – 1.4% (0.9% of Total Investments)
2,500	Sprectum Brands Inc.	9.500%	6/15/18	Ba3	2,809,375
	Media – 2.2% (1.5% of Total Investments)
500	AMC Networks Inc.	7.750%	7/15/21	BB-	575,000
663	Clear Channel Communications, Inc., 144A	9.000%	12/15/19	CCC+	663,000
2,000	Clear Channel Communications, Inc.	11.000%	8/01/16	CCC-	1,725,000
1,000	Clear Channel Communications, Inc.	9.000%	3/01/21	CCC+	977,500
500	McGraw-Hill Global Education Holdings, 144A	9.750%	4/01/21	BB	515,000
4,663	Total Media				4,455,500
	Oil, Gas & Consumable Fuels – 1.2% (0.8% of Total Investments)
2,000	Chaparral Energy Inc.	9.875%	10/01/20	B-	2,330,000
	Pharmaceuticals – 2.7% (1.9% of Total Investments)
1,000	Jaguar Holding Company I, 144A	9.375%	10/15/17	CCC+	1,075,000
2,000	Valeant Pharmaceuticals International, 144A	7.000%	10/01/20	BB-	2,210,000
500	Valeant Pharmaceuticals International, 144A	7.250%	7/15/22	BB-	566,250
1,500	Warner Chilcott Company LLC	7.750%	9/15/18	BB	1,627,500
5,000	Total Pharmaceuticals				5,478,750
	Software – 1.9% (1.3% of Total Investments)
2,550	Infor Us Inc.	11.500%	7/15/18	B-	3,009,000
750	Infor Us Inc.	9.375%	4/01/19	B-	855,000
3,300	Total Software				3,864,000
	Specialty Retail – 0.3% (0.2% of Total Investments)
500	99 Cents Only Stores	11.000%	12/15/19	CCC+	577,500
	Wireless Telecommunication Services – 0.3% (0.2% of Total Investments)
500	FairPoint Communications Inc., 144A	8.750%	8/15/19	B	507,500
$31,438	Total Corporate Bonds (cost $30,784,541)				33,921,625

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments – 3.2% (2.2% of Total Investments)
$6,444	Repurchase Agreement with State Street Bank, dated 4/30/13, repurchase price $6,444,462, collateralized by $6,445,000 U.S. Treasury Notes, 0.875%, due 11/30/16, value $6,575,137	0.010%	5/01/13		$6,444,460
	Total Short-Term Investments (cost $6,444,460)				6,444,460
	Total Investments (cost $287,593,598) – 147.3%				296,038,108
	Borrowings – (42.3)% (7), (8)				(85,000,000)
	Other Assets Less Liabilities – (5.0)% (9)				(10,018,701)
	Net Assets Applicable to Common Shares – 100%				$201,019,407

Investments in Derivatives as of April 30, 2013

Interest Rate Swaps outstanding:

		Fund			Fixed Rate		Unrealized
	Notional	Pay/Receive		Fixed Rate	Payment	Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	(Annualized)	Frequency	Date	(Depreciation) (9)
Barclays PLC	$17,500,000	Receive	1-Month USD-LIBOR	1.143%	Monthly	9/15/16	$(426,818)
Morgan Stanley	17,500,000	Receive	1-Month USD-LIBOR	0.588	Monthly	9/15/14	(91,325)
Morgan Stanley	17,500,000	Receive	1-Month USD-LIBOR	1.659	Monthly	9/15/18	(760,940)
							$(1,279,083)

Credit Default Swaps outstanding:

								Unrealized
		Buy/Sell	Current	Notional	Fixed Rate	Termination		Appreciation
Counterparty	Referenced Entity	Protection (10)	Credit Spread (11)	Amount	(Annualized)	Date	Value	(Depreciation) (9)
Barclays PLC	Hewlett-Packard Company	Buy	1.82%	$ 4,000,000	1.000%	6/20/18	$ 153,489	$(17,876)
Deutsche Bank	The Kroger Co.	Buy	0.75	2,000,000	1.000	6/20/18	(34,385)	(9,106)
Morgan Stanley	Kohl’s Corporation	Buy	1.74	3,000,000	1.000	6/20/18	103,629	(60,611)
								$(87,593)

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Variable Rate Senior Loan Interests	$–	$255,672,023	$–	$255,672,023
Corporate Bonds	–	33,921,625	–	33,921,625
Short-Term Investments:
Repurchase Agreements	–	6,444,460	–	6,444,460
Derivatives:
Interest Rate Swaps*	–	(1,279,083)	–	(1,279,083)
Credit Default Swaps*	–	(87,593)	–	(87,593)
Total	$–	$294,671,432	$–	$294,671,432

*Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing certain gains and losses on investment transactions, and recognition of premium amortization. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of April 30, 2013, the cost of investments (excluding investments in derivatives) was $287,753,957.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of April 30, 2013, were as follows:

Gross unrealized:
Appreciation				$9,073,877
Depreciation				(789,726)
Net unrealized appreciation (depreciation) of investments				$8,284,151

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)

Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(3)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)

Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(5)	Investment, or portion of investment, represents a participation of a Senior Loan commitment outstanding.
(6)

At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(7)	Borrowings as a percentage of Total Investments is 28.7%.
(8)	The Fund segregates 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings.
(9)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.
(10)

The Fund entered into the credit default swap to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning that referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(11)

The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of a higher likelihood of performance by the seller of protection.

N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

TBD

Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

USD-LIBOR	United States Dollar—London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Short Duration Credit Opportunities Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: June 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: June 28, 2013

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: June 28, 2013